Business Combinations	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Business Combinations	Business Combinations
Acquisitions during the Year ended March 31, 2022
There was no material business combination during the year ended March 31, 2022.
Acquisitions during the Year ended March 31, 2021
There was no material business combination during the year ended March 31, 2021.
Acquisitions during the Year ended March 31, 2020
There was no material business combination during the year ended March 31, 2020.